Average Annual Total Returns (Vanguard Financials Index Fund Retail)	Vanguard Financials Index Fund Vanguard Financials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Financials Index Fund Vanguard Financials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Financials Index Fund Vanguard Financials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Financials Vanguard Financials Index Fund Vanguard Financials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Financials 25 50 Vanguard Financials Index Fund Vanguard Financials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Financials 25 50 Vanguard Financials Index Fund Vanguard Financials Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.96%	32.15%	18.91%	33.14%	33.14%	33.14%
Five Years	13.63%	13.14%	10.83%	13.65%	none	13.65%
Since Inception	1.08%	0.63%	0.85%	1.16%		1.16%